Related party transactions (Details 1) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Equity: Total		$ 323	$ 1,362
Issuance of units for Board of Directors' fees		160	189
Other and contribution from owner	[1]	163	632
Repayment of indemnifications received from Hoegh LNG			(1,500)
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees	[2]	160	189
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Equity: Total	[3]	0	2,075
Repayment of indemnifications received from Hoegh LNG	[3]	$ 0	$ (1,534)

[1]	Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services are invoiced to the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective March 23, 2018 and June 3, 2016 the Partnership granted the Chief Executive Officer and Chief Financial Officer 14,584 and 21,500 phantom units in the Partnership, respectively. Related expenses are recorded as an administrative expense and as increase in equity.
[2]	Board of Directors’ fees: Effective June 6, 2018 a total of 11,050 common units were awarded to non-employee directors under the Höegh LNG Partners LP Long Term Incentive Plan as compensation of $195 for part of the directors’ fees. As of June 30, 2018, a total of 8,840 units were issued under the award for compensation of $160. Effective May 22, 2017 a total of 9,805 common units were awarded to non-employee directors as compensation of $189 for part of the directors’ fees. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.
[3]	Cash contribution from/ distribution to Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification payments from the Partnership which were recorded as contributions or distributions to equity.